Financial Assets - Summary of Loans (Detail) - CNY (¥)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Loans		¥ 598,833,000,000	¥ 669,906,000,000
Impairment		0	1,376,000,000	¥ 0
Net value	[1]	596,490,000,000	666,087,000,000
Impairment [member]
Disclosure of financial assets [line items]
Impairment		(2,343,000,000)	(3,819,000,000)
Policy loans [member]
Disclosure of financial assets [line items]
Loans	[2]	254,407,000,000	236,209,000,000
Other loans [member]
Disclosure of financial assets [line items]
Loans		¥ 344,426,000,000	¥ 433,697,000,000

[1]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1.
[2]	As at 31 December 2022, maturities of policy loans are within 6 months (as at 31 December 2021: same), and their fair values approximated to their carrying amounts.